Common and preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Outstanding Shares and Dividends Paid
The following table presents the number of common and preferred shares outstanding and dividends paid, and other equity instruments and distributions paid thereon:
Common and preferred shares outstanding and other equity instruments

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2023				2022
	Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share

Common shares (1)	931,078,785	$16,080	$3,149	$3.440	905,993,892	$14,723	$2,954	$3.270
Class A Preferred Shares
Series 39	16,000,000	400	15	0.93	16,000,000	400	15	0.93
Series 41	12,000,000	300	12	0.98	12,000,000	300	12	0.98
Series 43	12,000,000	300	9	0.79	12,000,000	300	9	0.79
Series 45 (2)	–	–	–	–	–	–	26	0.83
Series 47 (3)	18,000,000	450	25	1.38	18,000,000	450	20	1.13
Series 49	13,000,000	325	17	1.30	13,000,000	325	17	1.30
Series 51	10,000,000	250	13	1.29	10,000,000	250	13	1.29
Series 56	600,000	600	49	82.12	600,000	600	–	–
		$2,625	$140			$2,625	$112
Treasury shares – common shares	20,156	$2			46,205	$3
Treasury shares – preferred shares	(18)	–			(1,995)	(2)
Other Equity Instruments
Limited recourse capital notes Series 1 (4)		$750	$33	4.375% (5)		$750	$33	4.375% (5)
Limited recourse capital notes Series 2 (6)		$750	$30	4.000% (5)		$750	$26	4.000% (5)
Limited recourse capital notes Series 3 (7)		$800	$64	7.150% (5)		$800	$–	7.150% (5)

(1)
On April 7, 2022, CIBC shareholders approved a
two-for-one
share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

(2)	Series 45 preferred shares were redeemed on July 29, 2022.
(3)	The dividend on the Series 47 shares was reset to 5.878%, payable quarterly as and when declared by the Board of Directors, effective for the five-year period commencing January 31, 2023.
(4)	See the “ 4.375% Limited Recourse Capital Notes Series 1 (NVCC) (subordinated indebtedness) (LRCN Series 1 Notes)” section below for details.
(5)	Represents the annual interest rate percentage applicable to the LRCNs issued as at October 31 for each respective year.
(6)	See the “ 4.000% Limited Recourse Capital Notes Series 2 (NVCC) (subordinated indebtedness) (LRCN Series 2 Notes)” section below for details.
(7)	See the “ 7.150% Limited Recourse Capital Notes Series 3 (NVCC) (subordinated indebtedness) (LRCN Series 3 Notes)” section below for details.

Schedule of Common Shares Issued
Common shares
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2023		2022
	Number of shares	Amount	Number of shares	Amount
Balance at beginning of year (1)	906,040,097	$14,726	901,655,952	$14,351
Issuance pursuant to:
Equity-settled share-based compensation plans (2)	548,516	27	1,559,629	85
Shareholder investment plan (3)	21,455,322	1,155	2,272,831	153
Employee share purchase plan	3,081,055	176	2,302,876	163
	931,124,990	$16,084	907,791,288	$14,752
Purchase of common shares for cancellation	–	–	(1,800,000)	(29)
Treasury shares	(26,049)	(2)	48,809	3
Balance at end of year (1)	931,098,941	$16,082	906,040,097	$14,726

(1)
On April 7, 2022, CIBC shareholders approved a
two-for-one
share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

(2)	Includes the settlement of contingent consideration related to prior acquisitions.
(3)
Commencing with the dividends paid on January 27, 2023, the participants in the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan received a 2% discount from average market price on dividends reinvested in additional common shares issued from Treasury.

Schedule of Terms of Class A Preferred Shares
Terms of Class A Preferred Shares

Outstanding as at October 31, 2023	Semi-annually dividends per share (1)	Quarterly dividends per share (1)	Earliest specified redemption date	Cash redemption price per share
Series 39		$0.232063	July 31, 2024	$25.00
Series 41		0.244313	January 31, 2025	25.00
Series 43		0.196438	July 31, 2025	25.00
Series 47		0.367375	January 31, 2028	25.00
Series 49		0.325000	April 30, 2024	25.00
Series 51		0.321875	July 31, 2024	25.00
Series 56	$36.825000		September 28, 2027	1,000.00

(1)	Dividends may be adjusted depending on the timing of issuance or redemption.

Schedule of Capital, Leverage and TLAC Ratios
Our capital, leverage and TLAC ratios are presented in the table below
(1)
:

$ millions, as at October 31		2023	2022
CET1 capital		$40,327	$37,005
Tier 1 capital	A	45,270	41,946
Total capital		52,119	48,263
Total RWA	B	326,120	315,634
CET1 ratio		12.4%	11.7%
Tier 1 capital ratio		13.9%	13.3%
Total capital ratio		16.0%	15.3%
Leverage ratio exposure (2)	C	$1,079,103	$961,791
Leverage ratio (2)	A/C	4.2%	4.4%
TLAC available	D	$100,176	$95,136
TLAC ratio	D/B	30.7%	30.1%
TLAC leverage ratio (2)	D/C	9.3%	9.9%

(1)
The 2022 results included the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020, which results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital subject to certain scalars and limitations. The transitional arrangement was no longer applicable, beginning in the first quarter of 2023. The 2023 results reflect the impacts from the implementation of Basel III reforms that became effective as of February 1, 2023.

(2)	The temporary exclusion of Central bank reserves from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic was no longer applicable in the second quarter of 2023.